Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Other assets:
Receivables from brokers, dealers and customers for securities transactions	¥ 760,323	¥ 293,058
Accounts receivable: Other	2,071,305	2,026,871
Investments in equity method investees	5,461,950	4,564,269
Prepaid benefit cost (Note 13)	2,639,445	2,196,632
Cash collateral pledged for derivative transactions (Note 9)	4,261,209	2,566,588
Cash collateral for the use of Bank of Japan’s settlement infrastructure	10,000	10,000
Accrued interest	864,973	761,358
Deferred tax assets (Note 8)	131,902	123,343
Right-of-use assets of operating leases (Note 7)	282,736	247,221
Other	9,279,436	6,344,058
Total	25,763,279	19,133,398
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	1,596,728	1,447,659
Other	2,161,767	1,690,202
Obligations to return securities received as collateral (Notes 15, 16 and 31)	8,468,326	6,046,755
Accrued interest	583,981	560,982
Deferred tax liabilities (Note 8)	773,980	754,888
Allowance for off-balance sheet credit instruments	160,786	178,054
Accrued benefit cost (Note 13)	106,363	103,957
Guarantees and indemnifications	93,686	73,443
Cash collateral received for derivative transactions (Note 9)	1,417,988	1,415,939
Obligations under operating leases (Note 7)	370,365	341,499
Accrued and other liabilities	4,153,797	3,799,463
Total	19,887,767	16,412,841
Other	9,279,436	¥ 6,344,058
Shriram Finance Limited
Other assets:
Other	¥ 25,111
Other liabilities:
Ownership percentage	20.00%
Other	¥ 25,111